LOANS HELD FOR INVESTMENT AT FAIR VALUE, Summary of Loans Held at Fair Value (Q3) (Details) - USD ($)		5 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2020		Sep. 30, 2021		Dec. 31, 2020		Jul. 30, 2020
Loans held as investment, Fair Value Amount [Abstract]
Loans held for investment at fair value		$ 48,558,051	[1],[2]	$ 76,293,824	[2]	$ 48,558,051	[1],[2]	$ 43,106,551
Loans held for investment at carrying value	[4]	46,994,711	[3],[5]	73,934,116	[6]	46,994,711	[3],[5]
Loans held for investment at outstanding principal		$ 50,831,235	[3],[4],[5]	$ 76,995,548	[4],[6]	$ 50,831,235	[3],[4],[5]	$ 46,080,605
Loans held at fair value, weighted average remaining life		3 years 3 months 18 days	[7]	2 years 6 months	[8]	3 years 3 months 18 days	[8]
Senior Term Loans [Member]
Loans held as investment, Fair Value Amount [Abstract]
Loans held for investment at fair value	[2]	$ 48,558,051	[1]	$ 76,293,824		$ 48,558,051	[1]
Loans held for investment at carrying value	[4]	46,994,711	[5]	73,934,116		46,994,711	[5]
Loans held for investment at outstanding principal	[4]	$ 50,831,235	[5]	$ 76,995,548		$ 50,831,235	[5]
Loans held at fair value, weighted average remaining life		3 years 3 months 18 days	[7]	2 years 6 months	[8]	3 years 3 months 18 days	[8]

[1]	Refer to Footnote 14
[2]	Refer to Note 14 to our unaudited consolidated financial statements.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount (“OID”) and loan origination costs.
[7]	Weighted average remaining life is calculated based on the fair value of the loans as of December 31, 2020
[8]	Weighted average remaining life is calculated based on the fair value of the loans as of September 30, 2021 and December 31, 2020.